Equity	9 Months Ended
Sep. 30, 2025
Stockholders' Equity Note [Abstract]
Equity [Text Block]

10. Equity

Underwritten Public Offering

On July 16, 2025, the Company announced the closing of an aggregate of 15,384,615 shares of common stock (or prefunded warrants in lieu thereof) and common warrants to purchase up to 15,384,615 shares of common stock, at a combined offering price of $0.39 per share and accompanying warrant. The Company received net proceeds from the offering, after deducting placement agent fees and other offering expenses (excluding proceeds to the Company, if any, from the future exercise of the common warrants) of approximately $5.3 million. The common warrants have an exercise price of $0.39 per share, are immediately exercisable upon issuance, and expire on the five-year anniversary of the original issuance date. No common warrants have been exercised through September 30, 2025.

Convertible Preferred Stock

On July 31, 2023, the Company issued 6,000 shares of Series A Preferred Stock in exchange for $4.3 million of the outstanding principal balance of the Note, currently due April 5, 2026 and $1.7 million of accrued interest pursuant to the First Exchange Agreement entered into with the Investor on July 25, 2023. On November 29, 2023, the existing shares of Series A Preferred Stock issued to the Investor were forfeited to the Company by the Investor and the Company issued 55,000 shares of Series B Preferred Stock, along with a cash payment of $3.0 million, in exchange for $60.3 million of the outstanding principal balance of the Note pursuant to the Second Exchange Agreement entered into with the Investor on November 27, 2023. On January 27, 2025, all shares of Series B Preferred Stock held by the Investor were repurchased upon payment of the First Installment pursuant to the Repurchase Agreement entered into with the Investor on January 23, 2025. Refer to Note 9, Long-Term Debt, for further information. The Series A Preferred Stock had a stated value of $1,000 per share and a fair value of approximately $1,111 per share at issuance, as determined by a valuation performed by third-party experts. The Series B Preferred Stock had a stated value of $1,000 per share and a fair value of approximately $1,339 per share at issuance, as determined by a valuation performed by third-party experts.

As of September 30, 2025 and December 31, 2024, preferred stock consisted of the following (in thousands, except number of shares):

	September 30, 2025
	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A	15,000	-	$-	$-	$-
Series B	55,000	-	-	-	-
Undesignated preferred shares	4,930,000	-	-	-	-
Total Preferred Stock	5,000,000	-	$-	$-	$-
	December 31, 2024
	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A	15,000	-	$-	$-	-
Series B	55,000	55,000	73,631	63,250	17,684,888
Undesignated preferred shares	4,930,000	-	-	-	-
Total Preferred Stock	5,000,000	55,000	$73,631	$63,250	17,684,888

There were no shares of preferred stock issued and outstanding as of September 30, 2025. The holders of the Preferred Stock as of December 31, 2024, had the following rights and preferences:

Voting – The Preferred Stock has no voting power and the holders of Preferred Stock have no right to vote on any matter at any time, either as a separate series or class or together with any other series or class of share of capital stock.

Dividends – The holders of Preferred Stock are entitled to receive dividends when and as declared by the Board of Directors, from time to time, in its sole discretion. Such dividends are not cumulative. No such dividends have been declared to date.

Liquidation – In the event of the voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of Series B Preferred Stock shall be entitled to receive in cash out of the assets of the Company, prior and in preference to any distribution of the proceeds of such liquidation event to the holders of Series A Preferred Stock or common stock, an amount per share of Series B Preferred Stock equal to the greater of (A) 115% of the stated value of such share of Series B Preferred Stock plus all declared and unpaid dividends on such share of Series B Preferred Stock and (B) the amount per share such holder would receive if it converted such share of Series B Preferred Stock into common stock (at the Series B Alternate Conversion Price, as defined below, then in effect) immediately prior to the date of such payment. If at any time, there is more than one holder of the Series B Preferred Stock, and the proceeds thus distributed among the holders of the Series B Preferred Stock shall be insufficient to permit the payment to such holders of the full aforesaid preferential amounts, then the entire proceeds legally available for distribution shall be distributed ratably among the holders in proportion to the full preferential amount that each such holder is otherwise entitled to receive.

Redemption – Upon a change of control of the Company (as defined in the Company’s “Series B Certificate of Designations”), the holders of Series B Preferred Stock may require the Company to exchange their shares of Series B Preferred Stock for consideration, in the form of the securities or other assets to which holders of shares of common stock are entitled to receive with respect to or in exchange for their shares of common stock in such change of control, equal to the greatest of (i) 115% of the stated value of such share of Series B Preferred Stock plus all declared and unpaid dividends on such share of Series B Preferred Stock, (ii) 115% of the greatest closing sale price of the number of shares of common stock into which such share of Series B Preferred Stock could be converted (at the Series B Alternate Conversion Price, as defined below, then in effect) during the period beginning on the date immediately preceding the earlier to occur of (a) the consummation of the applicable change of control and (b) the public announcement of such change of control and ending on the date such holder delivers notice to the Company of its election, and (iii) the aggregate cash consideration and the aggregate cash value of any non-cash consideration per share of common stock that would be paid to the holder upon consummation of such change of control if it converted all of its shares of Series B Preferred Stock into common stock at the conversion price then in effect.

Conversion – Each share of Series B Preferred Stock is convertible, at the option of the holder, at any time after the date of issuance of such share, into shares of common stock either (i) at the fixed conversion price then in effect, which initially is $3.11 (subject to standard antidilution adjustments and adjustments as a result of subsequent issuances of securities where the effective price of the common stock is less than the then current fixed conversion price) or (ii) at the Series B Alternate Conversion Price, as defined below. The Series B Certificate of Designations also provides that in the event of certain “Triggering Events,” any holder may, at any time, convert any or all of such holder’s Series B Preferred Stock at a conversion rate equal to the product of (i) the Series B Alternate Conversion Price and (ii) 115% of the stated value of the Series B Preferred Stock subject to such conversion. “Triggering Events” include, among others, (i) a failure to timely deliver shares of common stock, upon a conversion, (ii) a suspension of trading on the principal trading market or the failure to be traded or listed on the principal market for five days or more, (iii) the failure to pay any dividend to the holders of Series B Preferred Stock when required, (iv) the failure to remove restrictive legends when required, (v) the Company’s default in payment of indebtedness in an aggregate amount of $2 million or more, (vi) proceedings for a bankruptcy, insolvency, reorganization or liquidation, which are not dismissed with 30 days, (vii) commencement of a voluntary bankruptcy proceeding, and (viii) final judgments against the Company for the payment of money in excess of $2 million. The “Series B Alternate Conversion Price” means the lower of (i) the applicable conversion price then in effect and (ii) the greater of (x) $0.62 and (y) 97.5% of the lowest volume weighted average price of the common stock during the five consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice.